Virtus Variable Insurance Trust

100 Pearl Street

Hartford, CT 06103

May 1, 2017

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust
1933 Act/Rule 497(j)
CIK 0000792359
File No. 033-05033 and 811-04642

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 25, 2017, and effective May 1, 2017.

Sincerely,

/s/ Jennifer Fromm
Jennifer Fromm

cc:	Ann Flood